Related Party Transactions and Balances	12 Months Ended
Aug. 31, 2018
Disclosure of transactions between related parties [abstract]
Related Party Transactions and Balances
8.	Related Party Transactions and Balances

The following transactions with individuals related to the Company arose in the normal course of business have been accounted for at the amount agreed to by the related parties.

Compensation of Key Management Personnel

The remuneration of directors and other members of key management personnel during the periods set out were as follows:

	August 31, 2018	August 31, 2017	August 31, 2016
Short term employee benefits (1) (2)	$60,200	$129,981	$60,000
Stock based compensation (3)	204,511	1,614,605	615,924
	$264,711	$1,734,586	$675,924

The following balances owing to the President and Chief Financial Officer of the Company are included in trade and other payables and are unsecured, non-interest bearing and due on demand:

	August 31, 2018	August 31, 2017
Short term employee benefits payable (1)(2)	$50,398	$101,500
	$50,398	$101,500

(1)	The Company accrues management fees to the Chief Financial Officer of the Company at a rate of $5,000 per month during fiscal 2018, 2017 and 2016.

(2)	On September 9, 2016, the Company entered into an employment agreement with the President of the Company under which the Company agreed to pay to the President, a base salary of $90,000 and grant one hundred thousand (100,000) common share purchase options (Note 11 e). Effective May 21, 2017, the Company and the President agreed to amend the terms of the employment agreement, by reducing the President’s base salary to $10.00 annually, allowing the President to contract his services to Torinit contemporaneous with his continued employment with the Company and providing a top up provision of up to $1,500 in a month from the Company if the gross compensation earned by the President from Torinit during June, July and August of 2017 (the “Period”), reduces the overall compensation earned by the President below $7,500 in any such month during the Period.

(3)	On April 1, 2016, the Company granted options to purchase 30,000 common shares to a director. On September 9, 2016 and November 1, 2016, the Company granted options to purchase 130,000 and 50,000 common shares to officers and directors (Note 11 e).

On September 1, 2016, the Company entered into an agreement for a period of 12 months with Torinit Technologies Inc., (“Torinit”) to provide dedicated resource augmentation to DoubleTap in an effort to optimize user experience while navigating through the http://DoubleTap.co website and drive traffic growth by engaging users across all demographics (the “Torinit Services”). As consideration for the Torinit Services, the Company agreed to compensate Torinit the sum of $8,000 per month based on 320 hours per month for a 12 month period. Dikshant Batra, a director of the Company, is also the President, a director and major shareholder of Torinit. As at August 31, 2018 and 2017, included in trade and other payables is $23,961 due to Torinit.

As at August 31, 2018, the amount of directors’ fees included in trade and other payables was $40,400 (August 31, 2017: $10,200).

As at August 31, 2017 and 2016, the Company had a promissory note payable to the former President of the Company of $Nil. For the year ended August 31, 2016, the Company recorded interest on the promissory note of $496 (August 31, 2015: $838). On February 26, 2016, the former President assigned the promissory note of $10,000 and all accumulated interest due in the amount of $113,844 to an arms-length third party. The note was due on demand with interest at a rate of 10% per annum. Effective November 18, 2015, the Company issued to the former President 114,009 Units in the capital of the Company pursuant to the anti-dilution provision contained in the August 30, 2014, debt conversion agreements. On February 29, 2016, the former President converted $38,239 in outstanding debt into 12,746 units in the capital of the Company (Note 9).

During the year, the Company received advances from Grown Rogue Unlimited LLC (see Note 16) for working capital purposes in the amount of $49,415. The amount will be settled upon finalization of the reverse takeover transaction.